Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
20. Property, Plant and Equipment
Property, Plant and Equipment

20. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following regulated and non-regulated assets:

As at		December 31	December 31
millions of Canadian dollars	Estimated useful life	2020	2019
Generation	3 to 131	$11,474	$11,181
Transmission	11 to 80	2,414	2,318
Distribution	4 to 80	5,997	5,820
Gas transmission and distribution	7 to 85	3,879	3,568
General plant and other (1)	2 to 60	2,127	2,006
Total cost		25,891	24,893
Less: Accumulated depreciation (1)		(8,714)	(8,317)
		17,177	16,576
Construction work in progress (1)		2,358	1,591
Net book value		$19,535	$18,167
(1) SeaCoast owns a 50% undivided ownership interest in a jointly owned 26-mile pipeline lateral located in Florida, which went into service in 2020. At December 31, 2020, SeaCoast’s share of plant in service was $34 million, accumulated depreciation of nil and construction work in progress of nil. At December 31, 2019, SeaCoast’s share of construction work in progress was $8 million. SeaCoast’s undivided ownership interest is financed with its funds and all operations are accounted for as if such participating interest was a wholly owned facility. SeaCoast’s share of direct expenses of the jointly owned pipeline is included in OM&G in the Consolidated Statements of Income.